UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:    Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio

Master Treasury Strategies Institutional Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Premier Government Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC	$579,111,581

Total Investments (Cost — $579,110,330) — 100.1%	579,111,581
Liabilities in Excess of Other Assets — (0.1)%	(541,155)

Net Assets — 100.0%	$578,570,426

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2018, the value of the investment and the percentage owned by the Fund of the Portfolio was $579,111,581 and 100%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2018	BlackRock Select Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury Strategies Institutional Portfolio of Master Institutional Money Market LLC	$284,249,190

Total Investments (Cost — $284,249,190) — 100.1%	284,249,190
Liabilities in Excess of Other Assets — (0.1)%	(273,081)

Net Assets — 100.0%	$283,976,109

BlackRock Select Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2018, the value of the investment and the percentage owned by the Fund of the Portfolio was $284,249,190 and 46.7%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2018	BlackRock Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$324,545,472

Total Investments (Cost — $324,545,472) — 100.1%	324,545,472
Liabilities in Excess of Other Assets — (0.1)%	(296,288)

Net Assets — 100.0%	$324,249,184

BlackRock Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2018, the value of the investment and the percentage owned by the Fund of the Portfolio was $324,545,472 and 53.3%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2018	FFI Government Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 0.9%
Federal Farm Credit Bank Discount Notes, 1.29%, 07/13/18(a)	$575	$571,688
Federal Home Loan Bank Discount Notes, 1.19%, 03/19/18(a)	160	159,759

Total U.S. Government Sponsored Agency Obligations — 0.9% (Cost — $731,447)		731,447

U.S. Treasury Obligations — 23.8%
U.S. Treasury Bills(a):
1.30%, 02/08/18	14,000	13,996,514

Security	Par (000)	Value
U.S. Treasury Bills(a) (continued):
1.25%, 02/22/18	$5,000	$4,996,399

Total U.S. Treasury Obligations — 23.8% (Cost — $18,992,913)		18,992,913

Total Repurchase Agreements — 73.9%		59,000,000

Total Investments — 98.6% (Cost — $78,724,360*)		78,724,360
Other Assets Less Liabilities — 1.4%		1,080,288

Net Assets — 100.0%		$79,804,648

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.33%		01/31/18	02/01/18	$19,000	$19,000	$19,000,702	U.S. Treasury Obligations, 0.00% to 1.50%, due 02/15/18 to 05/15/39	$19,285,468	$19,380,000
Citigroup Global Markets, Inc.	1.35%		01/31/18	02/01/18	1,000	1,000	1,000,038	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligations, 3.00% to 6.75%, due 08/15/26 to 04/20/44	1,303,805	1,029,985
HSBC Securities (USA), Inc.	1.35%		01/31/18	02/01/18	10,000	10,000	10,000,375	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 08/01/47 to 1/01/48	9,894,760	10,302,196
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%		01/31/18	02/01/18	5,000	5,000	5,000,188	U.S. Treasury Obligation, 2.25%, due 08/15/27	5,255,100	5,100,017
	1.36%		01/31/18	02/01/18	1,000	1,000	1,000,038	U.S. Government Sponsored Agency Obligation, 3.00%, due 09/25/43	1,132,294	1,070,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$6,000				$6,170,018

Mitsubishi UFJ Securities USA, Inc.	1.35%		01/31/18	02/01/18	1,000	1,000	1,000,038	U.S. Government Sponsored Agency Obligations, 2.90% to 3.31%, due 08/01/19 to 11/01/47	9,336,122	1,030,000
Natixis SA	1.33	%(a)	01/31/18	02/01/18	1,000	1,000	1,000,037	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 1.25% to 5.76%, due 06/30/19 to 08/01/47	22,914,275	1,029,967
	1.32	%(a)	01/31/18	02/01/18	3,000	3,000	3,000,110	U.S. Treasury Obligations, 0.00% to 7.63%, due 06/21/18 to 02/15/27	3,124,900	3,060,094

Total Natixis SA						$4,000				$4,090,061

1

Schedule of Investments (unaudited) (continued) January 31, 2018	FFI Government Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
TD Securities (USA) LLC	1.35%	01/31/18	02/01/18	$18,000	$18,000	$18,000,675	U.S. Treasury Obligations, 0.13% to 3.88%, due 04/15/21 to 04/15/29	$10,524,400	$18,360,054

					$59,000				$60,362,314

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$78,724,360	$—	$78,724,360

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	FFI Treasury Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 119.6%
U.S. Treasury Bills(a):
1.29%, 02/01/18	$59,000	$59,000,000
1.29%, 02/08/18	63,000	62,984,388
1.31%, 02/15/18	73,000	72,963,236
1.25%, 02/22/18	27,000	26,980,601
1.46%, 03/01/18	59,000	58,933,920
1.16%, 03/15/18	5,000	4,993,350
1.19%, 03/29/18	17,010	16,979,042
1.46%, 04/05/18	14,000	13,964,843
1.46%, 04/12/18	25,000	24,930,486
1.46%, 04/26/18	15,000	14,949,950
U.S. Treasury Notes, (3 mo.Treasury money market yield + 0.07%), 1.51%, 04/30/19(b)	1,140	1,140,283

Total U.S. Treasury Obligations — 119.6%		357,820,099

Total Investments — 119.6% (Cost — $357,820,099*)		357,820,099
Liabilities in Excess of Other Assets — (19.6)%		(58,520,430)

Net Assets — 100.0%		$299,299,669

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

1

Schedule of Investments (unaudited) (continued) January 31, 2018	FFI Treasury Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$357,820,099	$—	$357,820,099

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2018	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 27.0%
Federal Home Loan Bank Discount Notes, 1.34%, 02/09/18(a)	$150,303	$150,258,410
Freddie Mac Discount Notes, 1.10%, 02/16/18(a)	6,445	6,442,073

Total U.S. Government Sponsored Agency Obligations — 27.0% (Cost — $156,700,483)		156,700,483

Total Repurchase Agreements — 65.3%		378,000,000

Total Investments — 92.3% (Cost — $534,700,483*)		534,700,483
Other Assets Less Liabilities — 7.7%		44,411,098

Net Assets — 100.0%		$579,111,581

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.33%	01/31/18	02/01/18	$20,000	$20,000	$20,000,739	U.S. Treasury Obligations, 0.00% to 1.88%, due 04/26/18 to 11/15/42	$25,576,024	$20,400,000
BNP Paribas Securities Corp.	1.35	01/31/18	02/01/18	40,000	40,000	40,001,500	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligation, 0.00% to 6.21%, due 02/15/23 to 09/20/62	537,927,363	41,569,336

Total BNP Paribas Securities Corp.					$60,000				$61,969,336

HSBC Securities (USA), Inc.	1.35	01/31/18	02/01/18	30,000	30,000	30,001,125	U.S. Treasury Obligations, 1.63% to 5.25%, due 10/15/20 to 02/15/29	27,635,000	30,603,925
J.P. Morgan Securities LLC	1.37	01/31/18	02/01/18	30,000	30,000	30,001,142	U.S. Treasury Obligation, 1.44%, due 01/31/20	30,605,000	30,602,857
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35	01/31/18	02/01/18	10,000	10,000	10,000,375	U.S. Treasury Obligation, 2.50%, due 01/31/25	10,301,500	10,200,095
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.36	01/31/18	02/01/18	35,000	35,000	35,001,322	U.S. Government Sponsored Agency Obligation, 3.50%, due 07/25/43	36,754,291	37,450,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$45,000				$47,650,096

Mitsubishi UFJ Securities USA, Inc.	1.35	01/31/18	02/01/18	75,000	75,000	75,002,813	U.S. Government Sponsored Agency Obligations, 2.28% to 4.95%, due 08/01/19 to 02/01/48	259,495,241	77,145,316

1

Schedule of Investments (unaudited) (continued) January 31, 2018	Master Premier Government Institutional Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Mizuho Securities USA, Inc.	1.37%	01/31/18	02/01/18	$40,000	$40,000	$40,001,522	U.S. Government Sponsored Agency Obligations, 4.00%, due 12/20/46	$39,766,413	$40,975,620
RBC Capital Markets LLC	1.31	01/31/18	02/01/18	10,000	10,000	10,000,364	U.S. Treasury Obligations, 0.00% to 1.25%, due 12/15/18 to 11/15/41	10,825,200	10,200,002
RBC Capital Markets LLC	1.33	01/31/18	02/01/18	8,000	8,000	8,000,296	U.S. Government Sponsored Agency Obligations, 2.59% to 6.34%, due 10/01/26 to 02/01/48	115,126,576	8,293,751

Total RBC Capital Markets LLC					$18,000				$18,493,753

TD Securities (USA) LLC	1.33%	01/31/18	02/01/18	$40,000	$40,000	$40,001,478	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligation, 0.10% to 1.13%, due 01/15/19 to 06/25/45	41,087,801	$40,800,072
TD Securities (USA) LLC	1.35%	01/31/18	02/01/18	40,000	40,000	40,001,500	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.88% to 6.25%, due 04/01/18 to 09/15/65	37,184,000	40,800,111

Total TD Securities (USA) LLC					$80,000				$81,600,183

					$378,000				$389,041,086

2

Schedule of Investments (unaudited) (continued) January 31,2018	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$534,700,483	$—	$534,700,483

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) January 31, 2018	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 102.9%
U.S. Treasury Bills(a):
0.01%, 02/01/18	$98,000	$98,000,000
1.23%, 02/08/18	200,000	199,950,144
1.21%, 02/15/18	145,000	144,927,709
1.23%, 02/22/18	134,000	133,905,483
1.47%, 05/03/18	23,200	23,116,432

Security	Par (000)	Value
U.S. Treasury Notes, 0.75%, 02/28/18	$26,305	$26,300,890

Total U.S. Treasury Obligations — 102.9% (Cost — $626,200,658)		626,200,658

Total Investments — 102.9% (Cost — $626,200,658*)		626,200,658
Liabilities in Excess of Other Assets — (2.9)%		(17,405,996)

Net Assets — 100.0%		$608,794,662

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$626,200,658	$—	$626,200,658

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

1

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 21, 2018